Premises And Equipment And Operating Leases (Year-End Premises And Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Premises And Equipment And Operating Leases [Abstract]
Land and land improvements	$ 1,293	$ 1,293
Buildings	4,140	4,294
Furniture, fixtures and equipment	2,971	2,729
Premises and equipment, gross	8,404	8,316
Less: accumulated depreciation	(4,674)	(4,325)
Premises and equipment, net	$ 3,730	$ 3,991